Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2050 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2050 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.94%)
Since Inception	5.17%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0391
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.97%	[1]

[1]	AFrom August 31, 2018.